Employee compensation and benefits - Net assets/liabilities recognised on the balance sheet in respect of defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 6,600	$ 2,033
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	47,389	42,515
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(40,752)	(40,458)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(37)	(24)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	7,139	2,626
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	47,265	42,397
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(40,089)	(39,747)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(37)	(24)
Postretirement Health Coverage
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(539)	(593)
Postretirement Health Coverage | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	124	118
Postretirement Health Coverage | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(663)	(711)
Postretirement Health Coverage | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Accrual, Deferred Income, And Other Liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(2,152)	(2,681)
Prepayments, Accrued Income, And Other Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 8,752	$ 4,714